UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01316

SECURITY MID CAP GROWTH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY MID CAP GROWTH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

Mid Cap Growth Fund	December 31, 2011
SCHEDULE OF INVESTMENTS (Unaudited)

	Shares	Value
COMMON STOCKS†—91.6%
Consumer Discretionary - 21.1%
Wyndham Worldwide Corp.	56,320	$2,130,586
Macy’s, Inc.	62,500	2,011,250
Penn National Gaming, Inc.*	44,270	1,685,359
Jarden Corp.	55,230	1,650,272
Priceline.com, Inc.*	3,005	1,405,469
Life Time Fitness, Inc.*	28,400	1,327,700
Dick’s Sporting Goods, Inc.	31,800	1,172,784
Las Vegas Sands Corp.*	22,850	976,381
O’Reilly Automotive, Inc.*	10,800	863,460
Tempur-Pedic International, Inc.*	15,500	814,215
BorgWarner, Inc.*	11,650	742,571
Bed Bath & Beyond, Inc.*	11,910	690,423
International Game Technology	24,250	417,100

Total Consumer Discretionary		15,887,570

Information Technology—20.5%
Nuance Communications, Inc.*	69,665	1,752,771
Alliance Data Systems Corp.*	16,100	1,671,824
Check Point Software Technologies Ltd.*	30,965	1,626,901
SanDisk Corp.*	31,800	1,564,878
Electronic Arts, Inc.*	71,000	1,462,600
Cadence Design Systems, Inc.*	131,530	1,367,912
Intuit, Inc.	18,700	983,433
Rovi Corp.*	35,800	879,964
Adobe Systems, Inc.*	27,000	763,290
Solera Holdings, Inc.	17,000	757,180
Juniper Networks, Inc.*	36,100	736,801
VeriFone Systems, Inc.*	20,700	735,264
Autodesk, Inc.*	18,850	571,720
Citrix Systems, Inc.*	9,150	555,588

Total Information Technology		15,430,126

Industrials—14.1%
Gardner Denver, Inc.	23,750	1,830,175
Stanley Black & Decker, Inc.	22,250	1,504,100
AMETEK, Inc.	35,575	1,497,707
Rockwell Automation, Inc.	16,200	1,188,594
Cooper Industries plc	21,400	1,158,810
Cummins, Inc.	12,400	1,091,448
Roper Industries, Inc.	11,800	1,025,066
Union Pacific Corp.	9,320	987,361
Joy Global, Inc.	4,410	330,618

Total Industrials		10,613,879

	Shares	Value
COMMON STOCKS†—91.6% (continued)
Health Care - 10.6%
CareFusion Corp.*	64,000	$1,626,240
Endo Pharmaceuticals Holdings, Inc.*	35,700	1,232,721
Teva Pharmaceutical Industries Ltd. ADR	26,015	1,049,965
Intuitive Surgical, Inc.*	1,855	858,884
Thermo Fisher Scientific, Inc.*	18,315	823,626
Cepheid, Inc.*	23,300	801,753
Agilent Technologies, Inc.*	22,270	777,891
Covidien plc	17,100	769,671

Total Health Care		7,940,751

Materials—10.5%
Ball Corp.	70,684	2,524,126
Airgas, Inc.	27,150	2,119,872
Albemarle Corp.	21,890	1,127,554
NewMarket Corp.	4,200	832,062
CF Industries Holdings, Inc.	5,100	739,398
Kaiser Aluminum Corp.	11,800	541,384

Total Materials		7,884,396

Energy—9.0%
Oil States International, Inc.*	28,500	2,176,545
Pioneer Natural Resources Co.	18,900	1,691,172
Ensco plc ADR	34,900	1,637,508
QEP Resources, Inc.	44,700	1,309,710

Total Energy		6,814,935

Financials - 5.0%
Discover Financial Services	62,700	1,504,800
KeyCorp	158,550	1,219,249
T. Rowe Price Group, Inc.	18,650	1,062,117

Total Financials		3,786,166

Consumer Staples - 0.8%
Nu Skin Enterprises, Inc.—Class A	11,700	568,269

Total Common Stocks
(Cost $66,348,385)		68,926,092

EXCHANGE TRADED FUNDS†—4.5%
iShares Russell Midcap Growth Index Fund	61,185	3,368,234

Total Exchange Traded Funds
(Cost $3,658,189)		3,368,234

Total Investments—96.1%
(Cost $70,006,574)		$72,294,326

Cash & Other Assets, Less Liabilities—3.9%		2,964,098

Total Net Assets - 100.0%		$75,258,424

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Fund’s advisor, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Growth Fund	$72,294,326	$—	$—	$72,294,326
Liabilities
Mid Cap Growth Fund	—	—	—	—

For the period ended December 31, 2011, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 24, 2012

By:	/s/ NIKOLAOS BONOS
Nikolaos Bonos, Treasurer

Date:	February 24, 2012